MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2025
Marketable Securities [Abstract]
MARKETABLE SECURITIES
NOTE 4:-	MARKETABLE SECURITIES

Debt securities with contractual maturities of less than one year are as follows:

	December 31,
	2025				2024
	Amortized	Gross unrealized	Gross unrealized	Market	Amortized	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	losses	gains	value

Foreign banks and government debentures	$1,614	$-	$-	$1,614	$-	$-	$-	$-
US government	-	-	-	-	3,780	-	2	3,782
Corporate debentures	14,273	(1)	14	14,286	68,962	(72)	322	69,212

Total marketable securities	$15,887	$(1)	$14	$15,900	$72,742	$(72)	$324	$72,994

Debt securities with contractual maturities for more than one year are as follows:

	December 31,
	2025				2024
	Amortized	Gross unrealized	Gross unrealized	Market	Amortized	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	losses	gains	value

Foreign banks and government debentures	$303	$-	$10	$313	$1,888	$(8)	$7	$1,887
US government	-	-	-	-	-	-	-	-
Corporate debentures	70,774	(42)	353	71,085	27,784	(165)	17	27,636

Total marketable securities	$71,077	$(42)	$363	$71,398	$29,672	$(173)	$24	$29,523

Debt securities with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values as of December 31, 2025 are as follows:

	December 31, 2025
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total investments with continuous unrealized losses
	Fair Value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Foreign banks and government debentures	$-	$-	$-	$-	$-	$-
US government	-	-	-	-	-	-
Corporate debentures	15,572	(42)	1,804	-	17,376	(42)

Total available-for-sale marketable securities	$15,572	$(42)	$1,804	$-	$17,376	$(42)

Debt securities with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values as of December 31, 2024 are as follows:

	December 31, 2024
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total investments with continuous unrealized losses
	Fair Value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Foreign banks and government debentures	$1,591	$(7)	$-	$-	$1,591	$(7)
US government	-	-	-	-	-	-
Corporate debentures	32,873	(190)	18,610	(48)	51,483	(238)

Total available-for-sale marketable securities	$34,464	$(197)	$18,610	$(48)	$53,074	$(245)

As of December 31, 2025 and 2024, interest receivable amounted to $980 and $1,038, respectively, and is included within marketable securities in the consolidated balance sheets.